Non-Controlling Interest - Schedule of non-controlling interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 271,647	$ 693,558
Current liabilities	(335,076)	(503,638)
Non-controlling interests	0	1,987	$ 3,379
Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Current assets	0	0
Non-current assets	0	8,651
Current liabilities	0	0
Non-current liabilities	0	0
Impairment	$ (4,504)	$ 0
Non-controlling interest (%)	40.00%	40.00%
Non-controlling interests	$ 0	$ 3,460